UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2014

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,951	$171,217
DigitalGlobe, Inc.*	1,973	61,104
Exelis, Inc.	5,281	92,576
Hexcel Corp.*	2,704	112,189
KLX, Inc.*	1,476	60,864
Rockwell Collins, Inc.	4,023	339,863
		837,813

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,427	331,538
Expeditors International of Washington, Inc.	5,463	243,705
FedEx Corp.	8,370	1,453,534
United Parcel Service, Inc., Class B	21,582	2,399,271
		4,428,048

Airlines - 0.6%
Alaska Air Group, Inc.	3,783	226,072
Delta Air Lines, Inc.	25,461	1,252,427
JetBlue Airways Corp.*	7,054	111,876
Southwest Airlines Co.	20,849	882,330
Spirit Airlines, Inc.*	2,043	154,410
		2,627,115

Auto Components - 0.7%
Autoliv, Inc.	2,603	276,230
BorgWarner, Inc.	6,880	378,056
Delphi Automotive plc	8,960	651,571
Gentex Corp.	4,096	147,989
Johnson Controls, Inc.	19,939	963,851
Tenneco, Inc.*	1,713	96,973
TRW Automotive Holdings Corp.*	3,348	344,342
Visteon Corp.*	1,234	131,865
		2,990,877

Automobiles - 0.7%
Ford Motor Co.	119,351	1,849,940
Harley-Davidson, Inc.	6,481	427,163
Tesla Motors, Inc.*	2,914	648,103
		2,925,206

Banks - 8.5%
Associated Banc-Corp.	4,341	80,873
BancorpSouth, Inc.	2,399	54,002
Bank of America Corp.	321,884	5,758,505
Bank of Hawaii Corp.	1,241	73,604
BB&T Corp.	21,677	843,019
BOK Financial Corp.	603	36,204
CIT Group, Inc.	5,205	248,955
Citigroup, Inc.	92,682	5,015,023
City National Corp.	1,343	108,528
Comerica, Inc.	5,071	237,526
Commerce Bancshares, Inc.	2,323	101,027
Cullen/Frost Bankers, Inc.	1,536	108,503
East West Bancorp, Inc.	4,025	155,808
Fifth Third Bancorp	24,794	505,178
First Horizon National Corp.	6,650	90,307
First Niagara Financial Group, Inc.	9,946	83,845
First Republic Bank	3,415	177,990
FirstMerit Corp.	4,644	87,725
FNB Corp.	4,883	65,042
Fulton Financial Corp.	5,275	65,199
Hancock Holding Co.	2,298	70,549
Huntington Bancshares, Inc.	22,969	241,634
IBERIABANK Corp.	937	60,764
JPMorgan Chase & Co.	113,120	7,079,050
KeyCorp	26,216	364,402
M&T Bank Corp.	3,976	499,465
Popular, Inc.*	2,905	98,915
PrivateBancorp, Inc.	1,975	65,965
Prosperity Bancshares, Inc.	1,685	93,282
Regions Financial Corp.	41,424	437,437
Signature Bank*	1,413	177,981
SunTrust Banks, Inc.	15,370	644,003
Susquehanna Bancshares, Inc.	5,268	70,749
SVB Financial Group*	1,423	165,168
Synovus Financial Corp.	3,902	105,705
TCF Financial Corp.	4,682	74,397
Texas Capital Bancshares, Inc.*	1,212	65,848
The PNC Financial Services Group, Inc.	16,045	1,463,785
UMB Financial Corp.	1,061	60,360
Umpqua Holdings Corp.	6,575	111,841
US Bancorp	54,148	2,433,953
Valley National Bancorp	5,343	51,881
Webster Financial Corp.	2,533	82,398
Wells Fargo & Co.	143,371	7,859,598
Zions Bancorporation	5,689	162,193
		36,438,186

Beverages - 2.3%

Dr Pepper Snapple Group, Inc.	5,823	417,393
PepsiCo, Inc.	45,306	4,284,135
The Coca-Cola Co.	120,480	5,086,666
		9,788,194

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.*	5,910	1,093,527
Alkermes plc*	4,425	259,128
Alnylam Pharmaceuticals, Inc.*	1,852	179,644
Amgen, Inc.	23,202	3,695,847
Biogen Idec, Inc.*	7,111	2,413,829
Cepheid*	1,971	106,710
Cubist Pharmaceuticals, Inc.*	2,128	214,183
Gilead Sciences, Inc.*	45,653	4,303,252
Incyte Corp.*	4,652	340,108
Isis Pharmaceuticals, Inc.*	3,321	205,038
Medivation, Inc.*	2,349	233,984
Myriad Genetics, Inc.*	2,098	71,458
Pharmacyclics, Inc.*	1,708	208,820
Regeneron Pharmaceuticals, Inc.*	2,256	925,524
Seattle Genetics, Inc.*	2,805	90,125
United Therapeutics Corp.*	1,323	171,315
Vertex Pharmaceuticals, Inc.*	7,308	868,190
		15,380,682

Building Products - 0.2%
A.O. Smith Corp.	2,119	119,533
Allegion plc	2,696	149,520
Lennox International, Inc.	1,253	119,123
Masco Corp.	10,781	271,681
Owens Corning	3,293	117,922
USG Corp.*	2,515	70,395
		848,174

Capital Markets - 3.2%
Affiliated Managers Group, Inc.*	1,682	356,988
Ameriprise Financial, Inc.	5,584	738,484
BlackRock, Inc.	3,855	1,378,394
Charles Schwab Corp.	34,581	1,044,000
E*Trade Financial Corp.*	8,097	196,393
Eaton Vance Corp.	3,335	136,501
Federated Investors, Inc., Class B	2,675	88,088
Financial Engines, Inc.	1,452	53,071
Franklin Resources, Inc.	11,865	656,965
Invesco Ltd.	12,714	502,457
Janus Capital Group, Inc.	4,182	67,456
Legg Mason, Inc.	2,858	152,531
LPL Financial Holdings, Inc.	2,166	96,495
Morgan Stanley	45,947	1,782,744

Northern Trust Corp.	6,604	445,110
SEI Investments Co.	3,663	146,666
State Street Corp.	12,607	989,649
Stifel Financial Corp.*	1,848	94,285
T. Rowe Price Group, Inc.	7,849	673,915
TD Ameritrade Holding Corp.	8,228	294,398
The Bank of New York Mellon Corp.	33,824	1,372,240
The Goldman Sachs Group, Inc.	12,265	2,377,325
Waddell & Reed Financial, Inc.	2,367	117,924
		13,762,079

Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,788	834,803
Airgas, Inc.	1,879	216,423
Cabot Corp.	1,810	79,387
Ecolab, Inc.	8,137	850,479
H.B. Fuller Co.	1,409	62,743
International Flavors & Fragrances, Inc.	2,277	230,797
Praxair, Inc.	8,776	1,137,018
Rockwood Holdings, Inc.	2,143	168,868
Sensient Technologies Corp.	1,352	81,580
Sigma-Aldrich Corp.	3,537	485,524
		4,147,622

Commercial Services & Supplies - 0.2%
Civeo Corp.	2,999	12,326
Covanta Holding Corp.	3,670	80,777
Deluxe Corp.	1,399	87,088
KAR Auction Services, Inc.	3,945	136,694
Pitney Bowes, Inc.	5,687	138,592
RR Donnelley & Sons Co.	5,607	94,226
The ADT Corp.	4,875	176,621
		726,324

Communications Equipment - 2.4%
ARRIS Group, Inc.*	3,690	111,401
Aruba Networks, Inc.*	3,048	55,413
Brocade Communications Systems, Inc.	12,043	142,589
Ciena Corp.*	2,993	58,094
Cisco Systems, Inc.	157,388	4,377,747
F5 Networks, Inc.*	2,233	291,328
Harris Corp.	2,937	210,935
InterDigital, Inc.	1,135	60,043
JDS Uniphase Corp.*	6,467	88,727
Juniper Networks, Inc.	11,251	251,122
Motorola Solutions, Inc.	6,186	414,957
Palo Alto Networks, Inc.*	2,012	246,611
Plantronics, Inc.	1,201	63,677
QUALCOMM, Inc.	50,888	3,782,505

Riverbed Technology, Inc.*	4,475	91,335
Viasat, Inc.*	1,208	76,140
		10,322,624

Construction & Engineering - 0.1%
EMCOR Group, Inc.	1,881	83,686
Quanta Services, Inc.*	6,086	172,781
		256,467

Construction Materials - 0.0%
Eagle Materials, Inc.	1,406	106,898

Consumer Finance - 1.2%
American Express Co.	27,010	2,513,010
Capital One Financial Corp.	16,783	1,385,437
Discover Financial Services	13,817	904,875
Navient Corp.	11,795	254,890
PRA Group, Inc.*	1,403	81,276
SLM Corp.	11,863	120,884
		5,260,372

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,826	122,050
Avery Dennison Corp.	2,628	136,340
Ball Corp.	3,881	264,568
Bemis Co., Inc.	2,800	126,588
Greif, Inc.	949	44,821
MeadWestvaco Corp.	4,725	209,743
Owens-Illinois, Inc.*	4,618	124,640
Rock-Tenn Co.	4,011	244,591
Sealed Air Corp.	6,390	271,128
Sonoco Products Co.	2,848	124,457
		1,668,926

Distributors - 0.1%
Genuine Parts Co.	4,603	490,542
Pool Corp.	1,235	78,348
		568,890

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	1,607	76,284
Graham Holdings Co.	122	105,373
Sotheby's	1,736	74,960
		256,617

Diversified Financial Services - 0.8%
CBOE Holdings, Inc.	2,404	152,462
CME Group, Inc.	9,471	839,604
Intercontinental Exchange, Inc.	3,426	751,287

McGraw Hill Financial, Inc.	8,167	726,700
Moody's Corp.	5,481	525,135
MSCI, Inc.	3,268	155,034
The NASDAQ OMX Group, Inc.	3,314	158,939
Voya Financial, Inc.	5,833	247,203
		3,556,364

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	159,082	5,343,564
CenturyLink, Inc.	17,175	679,786
Frontier Communications Corp.	28,082	187,307
Level 3 Communications, Inc.*	8,412	415,385
Windstream Holdings, Inc.	16,849	138,836
		6,764,878

Electric Utilities - 0.2%
Cleco Corp.	1,690	92,173
Hawaiian Electric Industries, Inc.	2,893	96,858
IDACORP, Inc.	1,407	93,129
ITC Holdings Corp.	4,413	178,418
OGE Energy Corp.	5,582	198,049
Portland General Electric Co.	2,206	83,453
		742,080

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,212	169,765
AMETEK, Inc.	7,401	389,514
Eaton Corp. plc	14,500	985,420
Emerson Electric Co.	20,990	1,295,713
Generac Holdings, Inc.*	1,939	90,668
Hubbell, Inc., Class B	1,522	162,595
Polypore International, Inc.*	1,260	59,283
Regal-Beloit Corp.	1,265	95,128
Rockwell Automation, Inc.	4,124	458,589
		3,706,675

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	9,333	502,209
Anixter International, Inc.*	761	67,318
Arrow Electronics, Inc.*	2,771	160,413
Avnet, Inc.	3,875	166,702
Belden, Inc.	1,212	95,518
Cognex Corp.*	2,436	100,680
Corning, Inc.	38,576	884,548
Dolby Laboratories, Inc.	1,228	52,951
FEI Co.	1,178	106,432
FLIR Systems, Inc.	3,971	128,303
Ingram Micro, Inc.*	4,360	120,510
IPG Photonics Corp.*	993	74,396

Jabil Circuit, Inc.	5,608	122,423
Keysight Technologies, Inc.*	4,679	158,010
Knowles Corp.*	2,380	56,049
National Instruments Corp.	2,816	87,549
TE Connectivity Ltd.	12,239	774,117
Tech Data Corp.*	1,070	67,656
Trimble Navigation Ltd.*	7,297	193,662
Vishay Intertechnology, Inc.	3,804	53,827
Zebra Technologies Corp.*	1,424	110,232
		4,083,505

Energy Equipment & Services - 0.5%
Bristow Group, Inc.	996	65,527
Cameron International Corp.*	5,683	283,866
CARBO Ceramics, Inc.	550	22,027
Core Laboratories NV	1,307	157,284
Dresser-Rand Group, Inc.*	2,144	175,379
Dril-Quip, Inc.*	1,120	85,938
Exterran Holdings, Inc.	1,879	61,218
FMC Technologies, Inc.*	7,081	331,674
Helix Energy Solutions Group, Inc.*	2,748	59,632
National Oilwell Varco, Inc.	12,958	849,138
Noble Corp. plc	7,135	118,227
Tidewater, Inc.	1,396	45,244
Unit Corp.*	1,293	44,091
		2,299,245

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	1,061	95,829
Costco Wholesale Corp.	13,377	1,896,190
CVS Health Corp.	35,047	3,375,377
Safeway, Inc.	6,455	226,700
Sysco Corp.	17,692	702,195
United Natural Foods, Inc.*	1,393	107,714
Walgreens Boots Alliance, Inc.	26,406	2,012,137
Whole Foods Market, Inc.	10,694	539,191
		8,955,333

Food Products - 1.2%
Campbell Soup Co.	5,015	220,660
Darling Ingredients, Inc.*	4,627	84,026
Flowers Foods, Inc.	5,157	98,963
General Mills, Inc.	18,601	991,991
Hain Celestial Group, Inc.*	2,816	164,145
Ingredion, Inc.	2,087	177,061
Kellogg Co.	7,577	495,839
Keurig Green Mountain, Inc.	3,625	479,932
Kraft Foods Group, Inc.	17,780	1,114,095
Lancaster Colony Corp.	543	50,847

McCormick & Co., Inc.	3,908	290,364
Post Holdings, Inc.*	1,256	52,614
The Hershey Co.	4,453	462,800
The J. M. Smucker Co.	2,925	295,367
The WhiteWave Foods Co.*	4,883	170,856
TreeHouse Foods, Inc.*	1,182	101,096
		5,250,656

Gas Utilities - 0.2%
AGL Resources, Inc.	3,371	183,753
Atmos Energy Corp.	2,808	156,518
New Jersey Resources Corp.	1,183	72,400
ONE Gas, Inc.	1,456	60,016
Piedmont Natural Gas Co., Inc.	2,196	86,544
Questar Corp.	4,910	124,125
South Jersey Industries, Inc.	927	54,628
Southwest Gas Corp.	1,304	80,600
WGL Holdings, Inc.	1,454	79,418
		898,002

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	2,191	83,258
Align Technology, Inc.*	2,038	113,945
Baxter International, Inc.	16,401	1,202,029
Becton Dickinson and Co.	5,763	801,979
Covidien plc	13,626	1,393,667
DENTSPLY International, Inc.	3,976	211,802
Edwards Lifesciences Corp.*	3,158	402,266
Halyard Health, Inc.*	1,309	59,520
Hologic, Inc.*	6,728	179,907
IDEXX Laboratories, Inc.*	1,410	209,061
Medtronic, Inc.	29,786	2,150,549
ResMed, Inc.	3,927	220,148
Sirona Dental Systems, Inc.*	1,552	135,598
St. Jude Medical, Inc.	8,454	549,764
STERIS Corp.	1,668	108,170
Stryker Corp.	9,050	853,686
Teleflex, Inc.	1,158	132,962
The Cooper Co.'s, Inc.	1,351	218,984
Thoratec Corp.*	1,579	51,254
Varian Medical Systems, Inc.*	2,893	250,273
West Pharmaceutical Services, Inc.	1,985	105,681
Zimmer Holdings, Inc.	4,965	563,130
		9,997,633

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	6,245	563,049
Brookdale Senior Living, Inc.*	5,107	187,274
Cardinal Health, Inc.	10,015	808,511

Centene Corp.*	1,641	170,418
CIGNA Corp.	7,916	814,636
DaVita HealthCare Partners, Inc.*	5,174	391,879
Express Scripts Holding Co.*	22,830	1,933,016
HCA Holdings, Inc.*	8,965	657,941
Healthsouth Corp.	2,662	102,381
Henry Schein, Inc.*	2,548	346,910
Laboratory Corporation of America Holdings*	2,557	275,900
LifePoint Hospitals, Inc.*	1,278	91,901
McKesson Corp.	7,017	1,456,589
Mednax, Inc.*	2,804	185,372
Owens & Minor, Inc.	1,769	62,110
Patterson Co.'s, Inc.	2,425	116,642
Quest Diagnostics, Inc.	4,374	293,320
Team Health Holdings, Inc.*	1,985	114,197
VCA, Inc.*	2,414	117,731
WellCare Health Plans, Inc.*	1,231	101,016
		8,790,793

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	4,750	60,658
athenahealth, Inc.*	1,064	155,025
Cerner Corp.*	8,934	577,672
Medidata Solutions, Inc.*	1,520	72,580
		865,935

Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	1,811	106,288
Chipotle Mexican Grill, Inc.*	938	642,070
Darden Restaurants, Inc.	3,712	217,635
Dunkin' Brands Group, Inc.	2,941	125,434
Jack in the Box, Inc.	1,095	87,556
McDonald's Corp.	29,642	2,777,455
Panera Bread Co.*	719	125,681
Starbucks Corp.	22,799	1,870,658
The Cheesecake Factory, Inc.	1,293	65,051
Vail Resorts, Inc.	1,015	92,497
Wendy's Co.	7,728	69,784
		6,180,109

Household Durables - 0.5%
D.R. Horton, Inc.	9,303	235,273
Garmin Ltd.	3,403	179,780
Harman International Industries, Inc.	1,909	203,709
Leggett & Platt, Inc.	3,847	163,921
Mohawk Industries, Inc.*	1,875	291,300
NVR, Inc.*	110	140,286
PulteGroup, Inc.	9,497	203,806
Tempur Sealy International, Inc.*	1,705	93,622

Tupperware Brands Corp.	1,410	88,830
Whirlpool Corp.	2,412	467,301
		2,067,828

Household Products - 2.7%
Church & Dwight Co., Inc.	4,048	319,023
Colgate-Palmolive Co.	25,887	1,791,121
Kimberly-Clark Corp.	11,207	1,294,857
The Clorox Co.	3,894	405,794
The Procter & Gamble Co.	82,858	7,547,535
		11,358,330

Industrial Conglomerates - 1.3%
3M Co.	19,484	3,201,611
Carlisle Co.'s, Inc.	1,797	162,161
Danaher Corp.	18,398	1,576,892
Roper Industries, Inc.	3,016	471,552
		5,412,216

Insurance - 3.1%
ACE Ltd.	10,025	1,151,672
Aflac, Inc.	13,560	828,380
Alleghany Corp.*	459	212,746
Allied World Assurance Co. Holdings AG	2,713	102,877
American Financial Group, Inc.	2,098	127,391
Aon plc	8,761	830,806
Arch Capital Group Ltd.*	3,788	223,871
Arthur J. Gallagher & Co.	4,883	229,892
Aspen Insurance Holdings Ltd.	1,835	80,318
Assured Guaranty Ltd.	4,733	123,011
AXIS Capital Holdings Ltd.	2,949	150,664
Brown & Brown, Inc.	3,322	109,327
Cincinnati Financial Corp.	4,125	213,799
CNO Financial Group, Inc.	5,971	102,821
Endurance Specialty Holdings Ltd.	1,251	74,860
Erie Indemnity Co.	693	62,904
Everest Re Group Ltd.	1,274	216,962
First American Financial Corp.	3,001	101,734
FNF Group	8,410	289,724
Genworth Financial, Inc.*	13,920	118,320
Hanover Insurance Group, Inc.	1,234	88,009
HCC Insurance Holdings, Inc.	2,797	149,695
Kemper Corp.	1,403	50,662
Lincoln National Corp.	7,818	450,864
Markel Corp.*	422	288,158
MBIA, Inc.*	3,958	37,759
Mercury General Corp.	1,016	57,577
PartnerRe Ltd.	1,393	158,983
Primerica, Inc.	1,522	82,584

Principal Financial Group, Inc.	8,219	426,895
ProAssurance Corp.	1,633	73,730
Progressive Corp.	16,137	435,538
Protective Life Corp.	2,210	153,926
Prudential Financial, Inc.	13,688	1,238,216
Reinsurance Group of America, Inc.	1,922	168,406
RenaissanceRe Holdings Ltd.	1,135	110,345
StanCorp Financial Group, Inc.	1,225	85,578
The Chubb Corp.	7,273	752,537
The Hartford Financial Services Group, Inc.	13,381	557,854
The Travelers Co.'s, Inc.	10,162	1,075,648
Torchmark Corp.	3,660	198,262
Unum Group	7,146	249,252
Validus Holdings Ltd.	2,551	106,020
White Mountains Insurance Group Ltd.	170	107,119
Willis Group Holdings plc	5,004	224,229
WR Berkley Corp.	2,860	146,604
XL Group plc	8,382	288,089
		13,114,618

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	11,505	3,570,577
Expedia, Inc.	2,987	254,970
Liberty Interactive Corp.*	14,218	418,294
Liberty TripAdvisor Holdings, Inc.*	1,939	52,159
Liberty Ventures*	3,827	144,354
Netflix, Inc.*	2,149	734,120
The Priceline Group, Inc.*	1,647	1,877,926
TripAdvisor, Inc.*	3,373	251,828
		7,304,228

Internet Software & Services - 4.6%
Akamai Technologies, Inc.*	5,386	339,103
AOL, Inc.*	2,205	101,805
CoStar Group, Inc.*	905	166,185
eBay, Inc.*	34,788	1,952,302
Equinix, Inc.	1,649	373,878
Facebook, Inc.*	64,043	4,996,635
Google, Inc.:
Class A*	8,722	4,628,416
Class C*	8,706	4,582,838
j2 Global, Inc.	1,280	79,360
LinkedIn Corp.*	3,159	725,654
Pandora Media, Inc.*	5,106	91,040
Rackspace Hosting, Inc.*	3,328	155,784
Yahoo!, Inc.*	27,422	1,385,085
		19,578,085

IT Services - 4.8%

Accenture plc	19,199	1,714,663
Alliance Data Systems Corp.*	1,890	540,635
Amdocs Ltd.	4,494	209,668
Automatic Data Processing, Inc.	14,587	1,216,118
Broadridge Financial Solutions, Inc.	3,356	154,980
Cognizant Technology Solutions Corp.*	18,496	973,999
Computer Sciences Corp.	4,066	256,361
Convergys Corp.	2,840	57,851
CoreLogic, Inc.*	2,557	80,776
DST Systems, Inc.	856	80,592
Euronet Worldwide, Inc.*	1,407	77,244
Fidelity National Information Services, Inc.	8,465	526,523
Fiserv, Inc.*	7,357	522,126
FleetCor Technologies, Inc.*	2,296	341,438
Gartner, Inc.*	2,494	210,020
Genpact Ltd.*	4,361	82,554
Global Payments, Inc.	1,907	153,952
International Business Machines Corp.	28,289	4,538,687
Jack Henry & Associates, Inc.	2,307	143,357
MasterCard, Inc.	29,809	2,568,343
MAXIMUS, Inc.	1,884	103,319
Paychex, Inc.	9,852	454,867
Teradata Corp.*	4,346	189,833
Total System Services, Inc.	4,628	157,167
Vantiv, Inc.*	4,202	142,532
VeriFone Systems, Inc.*	3,175	118,110
Visa, Inc.	14,836	3,889,999
Western Union Co.	14,852	265,999
WEX, Inc.*	1,088	107,625
Xerox Corp.	32,172	445,904
		20,325,242

Leisure Products - 0.2%
Hasbro, Inc.	3,215	176,793
Mattel, Inc.	10,654	329,688
Polaris Industries, Inc.	1,848	279,491
		785,972

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc.	10,037	410,915
Bio-Rad Laboratories, Inc.*	573	69,081
Bio-Techne Corp.	1,035	95,634
Illumina, Inc.*	4,273	788,710
Mettler-Toledo International, Inc.*	809	244,690
Thermo Fisher Scientific, Inc.	12,105	1,516,636
Waters Corp.*	2,520	284,054
		3,409,720

Machinery - 1.9%

Actuant Corp.	1,928	52,519
AGCO Corp.	2,392	108,118
CLARCOR, Inc.	1,416	94,362
Colfax Corp.*	2,672	137,795
Cummins, Inc.	5,141	741,178
Deere & Co.	10,734	949,637
Donaldson Co., Inc.	3,729	144,051
Dover Corp.	5,004	358,887
Graco, Inc.	1,686	135,184
Harsco Corp.	2,265	42,786
IDEX Corp.	2,246	174,829
Illinois Tool Works, Inc.	10,974	1,039,238
Lincoln Electric Holdings, Inc.	2,230	154,071
Manitowoc Co., Inc.	3,794	83,847
Nordson Corp.	1,645	128,244
PACCAR, Inc.	10,712	728,523
Pall Corp.	3,224	326,301
Parker-Hannifin Corp.	4,393	566,477
Pentair plc	5,397	358,469
Snap-on, Inc.	1,629	222,749
Stanley Black & Decker, Inc.	4,701	451,672
Terex Corp.	3,087	86,066
The Middleby Corp.*	1,608	159,353
The Timken Co.	2,140	91,335
The Toro Co.	1,559	99,480
Valmont Industries, Inc.	733	93,091
WABCO Holdings, Inc.*	1,557	163,142
Woodward, Inc.	1,638	80,639
Xylem, Inc.	5,116	194,766
		7,966,809

Marine - 0.0%
Kirby Corp.*	1,598	129,023

Media - 4.7%
AMC Networks, Inc.*	1,660	105,858
CBS Corp., Class B	14,621	809,126
Charter Communications, Inc.*	2,458	409,552
Comcast Corp.	79,172	4,592,768
DIRECTV*	15,198	1,317,667
Discovery Communications, Inc.*	4,508	155,301
DISH Network Corp.*	6,381	465,111
DreamWorks Animation SKG, Inc.*	2,022	45,151
Gannett Co., Inc.	6,332	202,181
John Wiley & Sons, Inc.	1,317	78,019
Liberty Broadband Corp.:
Class A*	695	34,813
Class C*	1,964	97,846
Liberty Global plc:

Common*	7,284	365,693
Series C*	18,255	881,899
Liberty Media Corp.:
Class A*	2,783	98,156
Class C*	5,582	195,537
Madison Square Garden Co.*	1,682	126,587
Meredith Corp.	1,027	55,787
Morningstar, Inc.	563	36,432
New York Times Co.	3,687	48,742
Omnicom Group, Inc.	7,453	577,384
Regal Entertainment Group	2,236	47,761
Scripps Networks Interactive, Inc.	2,906	218,735
Sinclair Broadcast Group, Inc.	2,028	55,486
Sirius XM Holdings, Inc.*	74,763	261,670
Starz*	2,370	70,389
The Walt Disney Co.	47,503	4,474,308
Time Warner Cable, Inc.	8,479	1,289,317
Time Warner, Inc.	25,474	2,175,989
Time, Inc.	3,064	75,405
Viacom, Inc., Class B	11,437	860,634
		20,229,304

Metals & Mining - 0.1%
Compass Minerals International, Inc.	939	81,534
Reliance Steel & Aluminum Co.	2,189	134,120
Worthington Industries, Inc.	1,425	42,878
		258,532

Multiline Retail - 0.8%
Big Lots, Inc.	1,573	62,951
Dillard's, Inc.	725	90,757
Dollar General Corp.*	9,364	662,035
Dollar Tree, Inc.*	6,188	435,511
Family Dollar Stores, Inc.	2,683	212,520
Kohl's Corp.	6,113	373,138
Nordstrom, Inc.	4,260	338,201
Target Corp.	19,042	1,445,478
		3,620,591

Multi-Utilities - 0.4%
Avista Corp.	1,667	58,928
CMS Energy Corp.	8,323	289,224
Consolidated Edison, Inc.	8,639	570,260
Integrys Energy Group, Inc.	2,241	174,462
MDU Resources Group, Inc.	5,441	127,865
NiSource, Inc.	9,501	403,032
Vectren Corp.	2,312	106,884
		1,730,655

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.*	6,644	467,738
Cimarex Energy Co.	2,640	279,840
Denbury Resources, Inc.	9,904	80,520
Energen Corp.	2,053	130,899
EOG Resources, Inc.	16,483	1,517,590
EQT Corp.	4,706	356,244
Oneok, Inc.	6,300	313,677
Pioneer Natural Resources Co.	4,506	670,718
QEP Resources, Inc.	4,646	93,942
Range Resources Corp.	5,105	272,862
SemGroup Corp.	1,196	81,794
SM Energy Co.	1,892	72,993
Southwestern Energy Co.*	10,072	274,865
Spectra Energy Corp.	20,193	733,006
Teekay Corp.	1,291	65,699
Whiting Petroleum Corp.*	5,172	170,676
World Fuel Services Corp.	2,028	95,174
		5,678,237

Paper & Forest Products - 0.0%
Domtar Corp.	1,820	73,200

Personal Products - 0.1%
Avon Products, Inc.	12,183	114,399
The Estee Lauder Co.'s, Inc.	6,726	512,521
		626,920

Pharmaceuticals - 7.6%
AbbVie, Inc.	48,750	3,190,200
Allergan, Inc.	8,965	1,905,869
Bristol-Myers Squibb Co.	49,920	2,946,778
Eli Lilly & Co.	29,657	2,046,036
Endo International plc*	4,651	335,430
Jazz Pharmaceuticals plc*	1,831	299,790
Johnson & Johnson	85,196	8,908,946
Mallinckrodt plc*	3,499	346,506
Merck & Co., Inc.	87,414	4,964,241
Perrigo Co. plc	4,236	708,090
Pfizer, Inc.	192,541	5,997,652
Salix Pharmaceuticals Ltd.*	1,810	208,041
Theravance, Inc.	2,237	31,654
Zoetis, Inc.	14,829	638,092
		32,527,325

Professional Services - 0.4%
Corporate Executive Board Co.	946	68,613
IHS, Inc.*	1,911	217,625
Manpowergroup, Inc.	2,233	152,224

Nielsen NV	9,802	438,443
Robert Half International, Inc.	3,852	224,880
The Dun & Bradstreet Corp.	1,019	123,258
Towers Watson & Co.	1,971	223,058
Verisk Analytics, Inc.*	4,492	287,713
		1,735,814

Real Estate Investment Trusts - 0.0%
Lamar Advertising Co.	2,243	120,315

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,272	49,939
Altisource Portfolio Solutions SA*	536	18,112
CBRE Group, Inc.*	8,461	289,789
Forest City Enterprises, Inc.*	4,703	100,174
Howard Hughes Corp.*	1,010	131,724
Jones Lang LaSalle, Inc.	1,255	188,162
Realogy Holdings Corp.*	4,098	182,320
The St. Joe Co.*	2,588	47,593
		1,007,813

Road & Rail - 0.4%
Avis Budget Group, Inc.*	3,215	213,251
Con-way, Inc.	1,612	79,278
Genesee & Wyoming, Inc.*	1,426	128,226
Hertz Global Holdings, Inc.*	13,548	337,887
JB Hunt Transport Services, Inc.	2,801	235,984
Kansas City Southern	3,321	405,262
Landstar System, Inc.	1,249	90,590
Old Dominion Freight Line, Inc.*	1,906	147,982
Ryder System, Inc.	1,486	137,975
		1,776,435

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	17,460	46,618
Altera Corp.	9,224	340,735
Analog Devices, Inc.	9,256	513,893
Applied Materials, Inc.	36,547	910,751
Atmel Corp.*	11,744	98,591
Avago Technologies Ltd.	7,657	770,218
Broadcom Corp.	16,212	702,466
Cavium, Inc.*	1,502	92,854
Fairchild Semiconductor International, Inc.*	3,373	56,936
First Solar, Inc.*	2,146	95,701
Intel Corp.	150,837	5,473,875
KLA-Tencor Corp.	4,977	349,983
Lam Research Corp.	4,900	388,766
Linear Technology Corp.	7,218	329,141
Marvell Technology Group Ltd.	11,833	171,578

Maxim Integrated Products, Inc.	8,561	272,839
Microchip Technology, Inc.	6,081	274,314
Micron Technology, Inc.*	32,483	1,137,230
NVIDIA Corp.	15,625	313,281
ON Semiconductor Corp.*	12,364	125,247
RF Micro Devices, Inc.*	8,099	134,362
Silicon Laboratories, Inc.*	1,132	53,906
Skyworks Solutions, Inc.	5,757	418,591
SunEdison, Inc.*	7,025	137,058
Synaptics, Inc.*	1,030	70,905
Teradyne, Inc.	5,733	113,456
Texas Instruments, Inc.	32,091	1,715,745
Xilinx, Inc.	8,226	356,104
		15,465,144

Software - 4.7%
ACI Worldwide, Inc.*	3,876	78,179
Adobe Systems, Inc.*	14,497	1,053,932
ANSYS, Inc.*	2,578	211,396
Aspen Technology, Inc.*	2,584	90,492
Autodesk, Inc.*	6,799	408,348
CA, Inc.	9,693	295,152
Cadence Design Systems, Inc.*	8,128	154,188
CDK Global, Inc.	4,492	183,094
Citrix Systems, Inc.*	4,611	294,182
Commvault Systems, Inc.*	1,196	61,821
Covisint Corp.*	1	3
Electronic Arts, Inc.*	9,357	439,919
FactSet Research Systems, Inc.	1,094	153,980
Fortinet, Inc.*	3,860	118,348
Guidewire Software, Inc.*	1,923	97,361
Informatica Corp.*	3,084	117,608
Intuit, Inc.	8,593	792,189
Mentor Graphics Corp.	2,712	59,447
Microsoft Corp.	253,050	11,754,171
NetSuite, Inc.*	981	107,096
Nuance Communications, Inc.*	7,076	100,975
PTC, Inc.*	3,289	120,542
QLIK Technologies, Inc.*	2,527	78,059
Red Hat, Inc.*	5,684	392,992
Rovi Corp.*	2,657	60,022
Salesforce.com, Inc.*	17,660	1,047,415
ServiceNow, Inc.*	3,994	270,993
SolarWinds, Inc.*	1,839	91,637
Solera Holdings, Inc.	1,921	98,317
Splunk, Inc.*	3,629	213,930
SS&C Technologies Holdings, Inc.	1,878	109,844
Symantec Corp.	20,781	533,137
Synopsys, Inc.*	4,369	189,920

The Ultimate Software Group, Inc.*	793	116,424
Tyler Technologies, Inc.*	920	100,685
		19,995,798

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	2,209	351,850
American Eagle Outfitters, Inc.	4,889	67,859
Ascena Retail Group, Inc.*	3,677	46,183
Bed Bath & Beyond, Inc.*	5,658	430,970
Best Buy Co., Inc.	8,810	343,414
CarMax, Inc.*	6,518	433,969
Chico's FAS, Inc.	4,279	69,363
CST Brands, Inc.	2,120	92,453
DSW, Inc.	2,008	74,898
GameStop Corp.	3,160	106,808
GNC Holdings, Inc.	2,533	118,950
L Brands, Inc.	7,388	639,431
Lowe's Co.'s, Inc.	29,688	2,042,534
Lumber Liquidators Holdings, Inc.*	763	50,595
Murphy USA, Inc.*	1,203	82,839
O'Reilly Automotive, Inc.*	3,039	585,372
PetSmart, Inc.	3,008	244,535
Ross Stores, Inc.	6,208	585,166
Sally Beauty Holdings, Inc.*	3,523	108,297
Signet Jewelers Ltd.	2,426	319,189
Staples, Inc.	19,361	350,821
The Buckle, Inc.	786	41,281
The Gap, Inc.	8,791	370,189
The Home Depot, Inc.	40,676	4,269,760
The TJX Co.'s, Inc.	20,778	1,424,955
Tiffany & Co.	3,405	363,858
Tractor Supply Co.	4,114	324,265
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,948	249,032
Williams-Sonoma, Inc.	2,455	185,794
		14,374,630

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	180,740	19,950,081
Diebold, Inc.	1,811	62,733
EMC Corp.	62,448	1,857,204
Hewlett-Packard Co.	57,149	2,293,389
Lexmark International, Inc.	1,743	71,934
NCR Corp.*	4,704	137,075
NetApp, Inc.	9,432	390,956
SanDisk Corp.	6,660	652,547
Seagate Technology plc	9,848	654,892
Western Digital Corp.	6,606	731,284
		26,802,095

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	1,488	129,917
Deckers Outdoor Corp.*	969	88,218
Fossil Group, Inc.*	1,304	144,405
Hanesbrands, Inc.	3,023	337,427
Kate Spade & Co.*	3,557	113,860
Lululemon Athletica, Inc.*	2,937	163,855
Michael Kors Holdings Ltd.*	6,238	468,474
Nike, Inc., Class B	21,573	2,074,244
PVH Corp.	2,493	319,528
Under Armour, Inc.*	5,096	346,018
Wolverine World Wide, Inc.	2,847	83,901
		4,269,847

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	13,494	136,559
MGIC Investment Corp.*	9,488	88,428
New York Community Bancorp, Inc.	12,406	198,496
Ocwen Financial Corp.*	3,200	48,320
People's United Financial, Inc.	8,713	132,263
Radian Group, Inc.	5,362	89,653
Washington Federal, Inc.	2,797	61,954
		755,673

Trading Companies & Distributors - 0.4%
Air Lease Corp.	2,664	91,402
Applied Industrial Technologies, Inc.	1,166	53,158
Fastenal Co.	8,208	390,372
MRC Global, Inc.*	2,859	43,314
MSC Industrial Direct Co., Inc.	1,432	116,350
NOW, Inc.*	3,006	77,344
United Rentals, Inc.*	3,004	306,438
W.W. Grainger, Inc.	1,844	470,017
Watsco, Inc.	764	81,748
WESCO International, Inc.*	1,245	94,881
		1,725,024

Water Utilities - 0.1%
American Water Works Co., Inc.	5,426	289,206
Aqua America, Inc.	4,969	132,672
		421,878

Wireless Telecommunication Services - 0.1%
SBA Communications Corp.*	3,850	426,426
Telephone & Data Systems, Inc.	2,768	69,892
		496,318

Total Equity Securities (Cost $301,108,005)		420,575,941

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$4,349,694	$4,349,694

Total Time Deposit (Cost $4,349,694)		4,349,694

TOTAL INVESTMENTS (Cost $305,457,699) - 99.4%		424,925,635
Other assets and liabilities, net - 0.6%		2,640,432
NET ASSETS - 100%		$427,566,067

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock – Classes A, B, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such changes during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2014, no securities were fair valued in good faith under the direction of the Board.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$420,575,941	-	-	$420,575,941
Other debt obligations	-	$4,349,694	-	4,349,694
TOTAL	$420,575,941	$4,349,694	-	$424,925,635

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014:

Federal income tax cost of investments	$309,642,532
Unrealized appreciation	$117,685,803
Unrealized depreciation	(2,402,700)
Net unrealized appreciation/ (depreciation)	$115,283,103

The Fund did not have capital loss carryforwards as of September 30, 2014, its most recent fiscal year end.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.
By:    /s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President – Principal Executive Officer
Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President – Principal Executive Officer
Date:    February 27, 2015

/s/ Robert J. Enderson
    Robert J. Enderson
    Assistant Treasurer -- Principal Financial Officer
Date:    February 27, 2015